Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
On July 1, 2026, the Company acquired Adirondack Bancorp, Inc. and its banking subsidiary Adirondack Bank, which was merged with and into Arrow Bank. Effective July 1, 2026, the Plan was amended to allow eligible employees of Adirondack Bank to participate in the Plan under the same eligibility, contribution, and vesting provisions that apply to other Company employees.